Revenue from Contracts with Customers - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Contract liabilities, revenues recognized	¥ 212,226,297	$ 30,484,400	¥ 139,641,810
Deferred revenues, expected to be recognized as revenues	642,732,520		590,759,189	$ 92,322,750
Initial Franchise Fee
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	295,443,732		274,637,959	42,437,837
Membership Fees
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	257,351,279		238,496,707	36,966,198
Greentree Reward Membership Program
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	31,861,805		24,268,461	4,576,662
Cash Received for Prepaid Card and Sublease
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	¥ 58,075,704		¥ 53,356,062	$ 8,342,053